JPMorgan High Yield Municipal ETF
Schedule of Portfolio Investments as of November 30, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 93.7% (a)
Alabama — 4.6%
Black Belt Energy Gas District, Gas Project
Series 2024D, Rev., 5.00%, 12/5/2024 (b) (c)	1,000,000	1,088,120
Series 2023D-1, Rev., 5.50%, 2/1/2029 (b)	2,030,000	2,168,147
Series 2021A, Rev., 4.00%, 12/1/2031 (b)	3,000,000	3,037,963
County of Jefferson sewer Series 2024, Rev., 5.50%, 10/1/2053	1,000,000	1,102,928
Mobile County Industrial Development Authority, Calvert LLC Project Series 2024 A, Rev., AMT, 5.00%, 6/1/2054	1,000,000	1,017,821
Total Alabama		8,414,979
Alaska — 0.1%
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Senior Capital Appreciation Series 2021 B-2, Class 2, Rev., Zero Coupon, 6/1/2066	2,000,000	268,274
Arizona — 3.1%
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project
Series 2019A, Rev., 5.00%, 1/1/2029	1,500,000	1,260,000
Series 2019A, Rev., 5.00%, 1/1/2037	1,000,000	840,000
Series 2019A, Rev., 5.00%, 1/1/2038	1,000,000	840,000
Series 2019A, Rev., 4.25%, 1/1/2039	1,000,000	840,000
Series 2019A, Rev., 4.50%, 1/1/2049	2,000,000	1,680,000
Maricopa County Industrial Development Authority, Ottawa University, Rev., 5.13%, 10/1/2030 (d)	210,000	208,454
Total Arizona		5,668,454
Arkansas — 0.6%
Arkansas Development Finance Authority, Industrial Development , Hybar Steel Project Series 2023B, Rev., AMT, 7.38%, 7/1/2048 (d)	1,000,000	1,117,872
California — 7.2%
California Community Choice Financing Authority, Clean Energy Project Series 2023B-1, Rev., 5.00%, 8/1/2029 (b)	1,280,000	1,356,876
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp. Series 2020 B-2, Rev., Zero Coupon, 6/1/2055	4,500,000	882,156
California Health Facilities Financing Authority, Adventist Health System Series 2024A, Rev., 5.00%, 12/1/2036	1,000,000	1,103,671
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2020 A-4, Rev., AMT, 8.00%, 8/15/2025 (b) (d)	1,750,000	1,803,315
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien Series 2018 A, Rev., AMT, 5.00%, 12/31/2047	1,000,000	1,013,900
California Public Finance Authority, Senior Living The James Series 2024A, Rev., 6.38%, 6/1/2059	1,000,000	990,490
California School Facilities Financing Authority, Capital Appreciation, Azusa Unified School District Series 2009A, Rev., AGM, Zero Coupon, 8/1/2030	200,000	168,244
California Statewide Communities Development Authority, Loma Linda University Medical Center Series 2016 A, Rev., 5.25%, 12/1/2056 (d)	3,000,000	3,030,724
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2021B-2, Rev., Zero Coupon, 6/1/2066	25,000,000	2,795,440
Total California		13,144,816
Colorado — 4.5%
Bradburn Metropolitan District No. 2, Limited Tax
Series 2018A, GO, 5.00%, 12/1/2038	500,000	507,053
Series 2018B, GO, 7.25%, 12/15/2047	500,000	501,943
Canyon Pines Metropolitan District Special Improvement District No. 1 Series 2021A-2, 3.75%, 12/1/2040	1,042,040	872,895
Colorado Health Facilities Authority, Adventist Health System Series 2024 A-1, Rev., 5.00%, 11/15/2029 (b)	1,000,000	1,087,219
Colorado Housing and Finance Authority, Single Family Mortgage Series 2023L, Class III, Rev., GNMA COLL, 5.75%, 11/1/2053	935,000	999,366
Dominion Water and Sanitation District, Rev., 5.25%, 12/1/2032	515,000	534,858

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Raindance Metropolitan District No. 1, Non-Potable Water System, Rev., 5.00%, 12/1/2040	750,000	753,943
Rocky Mountain Rail Park Metropolitan District, Limited Tax Series 2021A, GO, 5.00%, 12/1/2041 (d)	1,250,000	1,167,925
St. Vrain Lakes Metropolitan District No. 4 Limited tax Series 2024 A, GO, Zero Coupon, 9/20/2054 (d)	500,000	365,425
Third Creek Metropolitan District No. 1, Limited Tax
Series 2022A-1, GO, 4.50%, 12/1/2037	825,000	743,392
Series 2022A-1, GO, 4.75%, 12/1/2051	760,000	631,137
Total Colorado		8,165,156
Connecticut — 2.0%
Connecticut State Health and Educational Facilities Authority, Yale New Heaven Health Series 2024 B, Rev., 5.00%, 7/1/2029 (b)	2,000,000	2,165,194
Stamford Housing Authority, The Dogwoods Project, Rev., BAN, 11.00%, 12/1/2027 (d)	1,500,000	1,467,390
Total Connecticut		3,632,584
Delaware — 0.5%
Delaware State Economic Development Authority, Delmarva Power and Light Co. Project Series 2020A, Rev., 1.05%, 7/1/2025 (b)	1,000,000	981,644
Florida — 3.9%
Capital Trust Agency, Inc., Legends Academy Project Series 2021A, Rev., 5.00%, 12/1/2045 (d)	1,625,000	1,267,500
Florida Development Finance Corp., Brightline Florida Passenger Rail Project Series 2024, Rev., AMT, 5.50%, 7/1/2053	500,000	521,736
Florida Development Finance Corp., GFL Solid Waste Southeast LLC Project Series 2024A, Rev., AMT, 4.38%, 10/1/2031 (b) (d)	1,000,000	1,010,835
Florida Development Finance Corp., Idea Florida, Inc., Jacksonville IV Project, Rev., 5.25%, 6/15/2029 (d)	650,000	658,757
Martin County Health Facilities Authority, Cleveland Clinic Health System Obligated Group Series 2019A, Rev., 4.00%, 1/1/2046	1,500,000	1,480,239
Okaloosa County School Board, COP, AGC, 5.00%, 10/1/2049	1,000,000	1,078,478
Palm Beach County Health Facilities Authority, Jupiter Medical Center Series 2022, Rev., 5.00%, 11/1/2052	1,000,000	1,034,268
Total Florida		7,051,813
Georgia — 5.1%
Columbia County Hospital Authority, Wellstart Health System Inc., Project Series 2023A, Rev., AGM, 5.00%, 4/1/2048	1,000,000	1,080,780
Fayette County Development Authority, United States Soccer Federation, Inc. Project Series 2024, Rev., 5.00%, 10/1/2043	1,200,000	1,292,636
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project, Rev., RAN, 5.00%, 10/15/2034	1,000,000	1,143,958
Main Street Natural Gas, Inc., Gas Supply
Series 2023A, Rev., 5.00%, 6/1/2030 (b)	1,925,000	2,049,229
Series 2024D, Rev., 5.00%, 4/1/2031 (b)	1,000,000	1,076,724
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project Series 2019B, Rev., 5.00%, 1/1/2059	2,500,000	2,533,405
Total Georgia		9,176,732
Illinois — 2.0%
Chicago O'Hare International Airport, General Airport, Senior Lien Series 2024 B, Rev., 5.50%, 1/1/2059	1,000,000	1,114,055
Illinois Finance Authority, Centerpointjoliet Terminal Series 2020, Rev., AMT, 4.13%, 12/31/2034 (b) (c) (d)	1,000,000	1,010,927
State of Illinois Series 2019C, GO, 4.00%, 11/1/2042	1,500,000	1,472,724
Total Illinois		3,597,706
Indiana — 2.4%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (d)	1,000,000	868,457
City of Valparaiso, Green Oaks of Valparaiso Project, Rev., 5.38%, 12/1/2041 (d)	1,550,000	1,304,083

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — continued
Indiana Housing and Community Development Authority, Vita of Marion Project Series 2021A, Rev., 5.25%, 4/1/2041 (d)	1,250,000	1,112,063
Indianapolis Local Public Improvement Bond Bank Series 2023F-1, Rev., 5.25%, 3/1/2067	1,000,000	1,081,184
Total Indiana		4,365,787
Iowa — 0.1%
Iowa Tobacco Settlement Authority, Subordinate Senior Capital Appreciation Asset Backed Series 2021-B-2, Class 2, Rev., Zero Coupon, 6/1/2065	1,000,000	154,816
Kentucky — 1.3%
County of Carroll, Kentucky Environmental Facilities Series 2008A, Rev., AMT, 2.00%, 2/1/2032	1,475,000	1,241,226
Kentucky Public Energy Authority, Gas Supply Series 2024B, Rev., 5.00%, 8/1/2032 (b)	1,000,000	1,075,696
Total Kentucky		2,316,922
Louisiana — 1.8%
Louisiana Public Facilities Authority, Lincoln Preparatory School Project Series 2021A, Rev., 5.25%, 6/1/2051 (d)	1,145,000	1,002,952
Louisiana Public Facilities Authority, Mentorship Steam Academy Project
Series 2021A, Rev., 5.00%, 6/1/2051 (d)	700,000	616,910
Series 2021A, Rev., 5.00%, 6/1/2056 (d)	740,000	640,448
Parish of St. John the Baptist, Marathon Oil Corp., Project Series 2017A-1, Rev., 4.05%, 7/1/2026 (b)	1,000,000	1,008,801
Total Louisiana		3,269,111
Maryland — 0.6%
Maryland Health and Higher Educational Facilities Authority, University of Maryland Medical System Series 2008D, Rev., VRDO, LOC : TD Bank NA, 0.65%, 12/2/2024 (b)	1,000,000	1,000,000
Michigan — 3.4%
City of Detroit, Unlimited Tax Series 2020, GO, 5.50%, 4/1/2050	2,460,000	2,594,254
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project, Rev., AMT, 4.00%, 10/1/2026 (b)	1,000,000	1,001,413
State of Michigan Trunk Line Series 2020 B, Rev., 4.00%, 11/15/2045	2,550,000	2,578,157
Total Michigan		6,173,824
Minnesota — 0.6%
City of Minneapolis, Health Care System, Fairview Health Services Series 2018A, Rev., 5.00%, 11/15/2049	1,000,000	1,013,969
Missouri — 0.5%
Kansas City Industrial Development Authority, Historic Northeast Redevelopment Plan Series 2024 A-1, Rev., 5.00%, 6/1/2046 (d)	875,000	885,735
Montana — 0.5%
County of Gallatin, Bozeman Fiber Project Series 2021A, Rev., 4.00%, 10/15/2036 (d)	1,000,000	876,712
Nebraska — 0.6%
Central Plains Energy Project, Gas Project No. 4 Series 2023 A-1, Rev., 5.00%, 11/1/2029 (b)	1,000,000	1,063,224
New Hampshire — 0.2%
New Hampshire Business Finance Authority, Tamarron Project Series 2024, Rev., 5.25%, 12/1/2035 (d)	350,000	350,168
New Jersey — 3.6%
Jersey City Municipal Utilities Authority Series 2024 B, Rev., GTD, 5.00%, 5/1/2025	1,000,000	1,006,526
New Jersey Economic Development Authority Series 2020, Rev., 5.00%, 1/1/2040 (d) (e)	3,000,000	2,008,742
New Jersey Economic Development Authority, Black Horse EHT Urban Renewal LLC Project Series 2019A, Rev., 5.00%, 10/1/2039 (d) (e)	2,000,000	1,607,439

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
New Jersey Economic Development Authority, Marion P. Thomas Charter School, Inc., Project Series 2018A, Rev., 5.00%, 10/1/2033 (d)	1,000,000	1,001,872
Tobacco Settlement Financing Corp. Series 2018B, Rev., 5.00%, 6/1/2046	935,000	939,383
Total New Jersey		6,563,962
New Mexico — 0.6%
City of Farmington, San Juan Project Series 2010 E, Rev., 3.88%, 6/1/2029 (b)	1,000,000	1,021,190
New York — 11.6%
Buffalo and Fort Erie Public Bridge Authority Series 2017, Rev., 5.00%, 1/1/2047	1,000,000	1,020,677
City of New York, Fiscal Year 2023 Series 2023A, Subseries A-3, GO, VRDO, LIQ : Bank of Montreal, 0.65%, 12/2/2024 (b)	3,800,000	3,800,000
Long Island Power Authority, Electric System Series 2024B, Rev., 3.00%, 9/1/2031 (b)	1,000,000	982,629
Medina Central School District, GO, BAN, 4.50%, 7/16/2025	1,700,000	1,713,984
Monroe County Industrial Development Corp.,Rochester Regional Health Project Series 2020A, Rev., 4.00%, 12/1/2036	1,000,000	996,651
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019C-4, Rev., VRDO, LIQ : Barclays Bank plc, 0.75%, 12/2/2024 (b)	1,300,000	1,300,000
New York Counties Tobacco Trust Series 2016 A-2B, Rev., 5.00%, 6/1/2051	1,500,000	1,394,873
New York State Dormitory Authority, Pace University Series 2024 A, Rev., 5.25%, 5/1/2044	590,000	646,438
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 5.00%, 1/1/2028	500,000	520,215
Rev., AMT, 5.00%, 1/1/2034	375,000	386,307
Series 2023, Rev., AMT, 6.00%, 4/1/2035	1,000,000	1,124,469
Rev., AMT, 4.38%, 10/1/2045	1,500,000	1,459,664
Series 2016 A, Rev., AMT, 5.00%, 7/1/2046	2,000,000	2,000,025
New York Transportation Development Corp., JFK International Airport New Terminal One Project Series 2024 B, Rev., AMT, AGC, Zero Coupon, 12/31/2054	1,000,000	669,931
Suffolk Regional Off-Track Betting Co. Series 2024, Rev., 5.75%, 12/1/2044	1,000,000	1,044,508
TSASC, Inc. Series B, Rev., 5.00%, 6/1/2048	2,100,000	1,967,484
Total New York		21,027,855
North Carolina — 0.5%
North Carolina Housing Finance Agency, Homeownership Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (b)	1,000,000	995,654
North Dakota — 0.6%
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2024 C, Rev., 5.00%, 7/1/2042	1,000,000	1,076,964
Ohio — 5.6%
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Rev., 4.00%, 6/1/2039	1,155,000	1,138,469
Series 2020B-2, Rev., 5.00%, 6/1/2055	2,000,000	1,831,161
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	25,000,000	2,409,480
County of Montgomery, Ohio Health care Facilities Solvita Project Series 2024, Rev., 5.00%, 9/1/2033	1,000,000	1,107,923
County of Warren, Otterbein Homes Obligation Group Series 2024, Rev., 5.00%, 7/1/2044	1,010,000	1,071,442
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (d)	1,515,000	1,554,604
Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project Series 2024B, Rev., 5.00%, 12/1/2063	1,000,000	1,057,252
Total Ohio		10,170,331
Oklahoma — 1.5%
Oklahoma Development Finance Authority, Health System, OU Medicine Project Series 2018B, Rev., 5.50%, 8/15/2057	2,600,000	2,673,847

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Oregon — 0.4%
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series B, GO, Zero Coupon, 6/15/2035	1,000,000	639,975
Pennsylvania — 3.4%
Commonwealth of Pennsylvania Series 2024-1, GO, 4.00%, 8/15/2043	1,200,000	1,212,833
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023A, Rev., 4.10%, 4/3/2028 (b)	1,250,000	1,284,711
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University Series 2024B-2, Rev., 5.50%, 11/1/2054 (c)	1,000,000	1,110,474
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2024-145A, Rev., 6.00%, 10/1/2054	1,000,000	1,095,538
Pennsylvania Turnpike Commission, Subordinate Series 2024-1, Rev., 5.00%, 12/1/2028	1,400,000	1,513,722
Total Pennsylvania		6,217,278
Puerto Rico — 3.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax (Puerto Rico)
Series A-1, Rev., Zero Coupon, 7/1/2046	8,230,000	2,773,082
Series A-2, Rev., 4.78%, 7/1/2058	3,100,000	3,104,743
Total Puerto Rico		5,877,825
Rhode Island — 0.6%
Tobacco Settlement Financing Corp. Series B, Rev., 5.00%, 6/1/2050	1,000,000	1,001,986
Tennessee — 2.2%
Shelby County Health Educational and Housing Facilities Board, Madrone Memphis Student Housing I, LLC- University of Memphis Project Series 2024 A-1, Rev., 5.25%, 6/1/2056 (d)	1,000,000	1,024,721
Shelby County Health Educational and Housing Facilities Board, Retirement Facility The Farm At Bailey Station Series 2019A, Rev., 5.50%, 10/1/2039	3,000,000	2,227,143
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2059	1,000,000	681,374
Total Tennessee		3,933,238
Texas — 3.9%
Central Texas Turnpike System, First Tier Series 2024 B, Rev., 5.00%, 5/15/2030 (b)	1,000,000	1,078,123
City of Houston Airport System, United Airlines, Inc. Terminal Improvement Projects
Series 2020A, Rev., AMT, 5.00%, 7/1/2027	1,000,000	1,022,816
Series 2024B, Rev., AMT, 5.25%, 7/15/2033	1,000,000	1,067,658
Collin County Community College District, GO, 4.00%, 8/15/2042	1,000,000	1,013,374
New Hope Cultural Education Facilities Finance Corp., Legacy Midtown Park Project Series 2018A, Rev., 5.50%, 7/1/2054	1,000,000	763,090
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project, Rev., 4.00%, 1/1/2037	625,000	534,757
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project Series 2020A, Rev., 6.25%, 11/15/2031	500,000	496,960
Texas Municipal Gas Acquisition and Supply Corp. V Gas supply Series 2024, Rev., 5.00%, 1/1/2034 (b)	1,000,000	1,085,489
Total Texas		7,062,267
Utah — 1.4%
Mida Mountain Village Public Infrastructure District, Mountain Village Assessment Area Series 2020B, 6.25%, 8/1/2030 (d)	1,000,000	969,034
Utah Charter School Finance Authority, Wallace Stegner Academy Series 2022A, Rev., 5.63%, 6/15/2042 (d)	400,000	410,183
Utah Housing Corp. Series 2024 I, Rev., GNMA / FNMA / FHLMC, 6.25%, 7/1/2055	1,000,000	1,131,829
Total Utah		2,511,046
Virginia — 2.4%
Fredericksburg Economic Development Authority, Stadium Project
Series 2021A, Rev., 7.00%, 11/15/2026 (d)	370,000	364,694

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Virginia — continued
Series 2019B, Rev., 6.63%, 9/1/2029 (b) (d)	1,255,000	1,166,122
Series 2019B, Rev., 7.50%, 9/1/2044 (b) (d)	1,000,000	787,352
Halifax County Industrial Development Authority, Virginia Electric and Power Series 2010A, Rev., 3.80%, 5/28/2027 (b)	1,000,000	1,017,900
Virginia Small Business Financing Authority Series 2024 A, Rev., 5.50%, 12/1/2054	1,000,000	1,062,361
Total Virginia		4,398,429
Washington — 2.4%
Fircrest Properties, State of Washington Dshs Project, Rev., 5.50%, 6/1/2049	1,000,000	1,131,063
Washington State Housing Finance Commission, Radford Court and Nordheim Court
Series 2024, Rev., 5.50%, 7/1/2049	1,000,000	1,089,921
Series 2024, Rev., 5.00%, 7/1/2054	1,000,000	1,043,282
Washington State Housing Finance Commission, Seattle Academy Of Arts and Science Project Series 2023, Rev., 6.38%, 7/1/2063 (d)	1,000,000	1,108,305
Total Washington		4,372,571
Wisconsin — 4.2%
Public Finance Authority, Astro Texas Land Projects Series 2024, Rev., 5.50%, 12/15/2028 (d)	1,000,000	1,003,347
Public Finance Authority, Presbyterian Villages of Michigan Obligated Group Series 2020A, Rev., 4.00%, 11/15/2042 (d)	3,955,000	3,026,149
Public Finance Authority, Ripple Ranch, LLC Obligate Series 2021A, Rev., 5.25%, 12/1/2051 (d)	800,000	545,867
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group Series 2016 A, Rev., 5.00%, 11/15/2035	1,000,000	1,022,654
Wisconsin Health and Educational Facilities Authority, Forensic science and Protective Medicine Collaboration, Inc. Project Series 2024, Rev., 5.00%, 8/1/2027 (d)	1,000,000	1,021,432
Wisconsin Housing and Economic Development Authority, Home Ownership Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	990,000	1,078,482
Total Wisconsin		7,697,931
Total Municipal Bonds (Cost $171,600,373)		169,932,647
	SHARES
Short-Term Investments — 6.9%
Investment Companies — 6.9%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.85% (f) (g) (Cost $12,581,989)	12,581,695	12,582,953
Total Investments — 100.6% (Cost $184,182,362)		182,515,600
Liabilities in Excess of Other Assets — (0.6)%		(1,110,352)
NET ASSETS — 100.0%		181,405,248

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
RAN	Revenue Anticipation Note
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2024.

(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Defaulted security.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of November 30, 2024.

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 5 Year Note	415	03/31/2025	USD	44,667,617	340,138
Short Contracts
U.S. Treasury Ultra Bond	(46)	03/20/2025	USD	(5,857,813)	(214,515)
U.S. Treasury 2 Year Note	(214)	03/31/2025	USD	(44,110,750)	(107,417)
(321,932)
18,206

Abbreviations
USD	United States Dollar

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
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Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
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Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
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Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$169,932,647	$—	$169,932,647
Short-Term Investments
Investment Companies	12,582,953	—	—	12,582,953
Total Investments in Securities	$12,582,953	$169,932,647	$—	$182,515,600

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$340,138	$—	$—	$340,138
Depreciation in Other Financial Instruments
Futures Contracts	(321,932)	—	—	(321,932)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$18,206	$—	$—	$18,206
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2024	Shares at November 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.85% (a) (b)	$15,938,250	$77,586,965	$80,942,261	$(105)	$104	$12,582,953	12,581,695	$373,101	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2024.